THE ADVISORS’ INNER CIRCLE FUND III	GQG US
EQUITY ETF
DECEMBER 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 100.6%
	Shares	Value
BELGIUM — 1.5%
Consumer Staples — 1.5%
Anheuser-Busch InBev ADR	80,093	$5,129,156

BERMUDA — 1.0%
Financials — 1.0%
RenaissanceRe Holdings	12,263	3,447,865

CANADA — 2.4%
Energy — 2.4%
Enbridge	170,166	8,139,040

SWITZERLAND — 3.8%
Health Care — 3.8%
Novartis ADR	95,554	13,174,030

UNITED STATES — 91.9%
Communication Services — 9.7%
AT&T	706,551	17,550,727
Verizon Communications	388,953	15,842,056
		33,392,783
Consumer Staples — 18.8%
Altria Group	270,667	15,606,659
Coca-Cola	151,214	10,571,371
Kroger	140,482	8,777,315
Philip Morris International	184,328	29,566,211
		64,521,556
Energy — 5.7%
Chevron	44,180	6,733,474
Exxon Mobil	104,972	12,632,330
		19,365,804
Financials — 23.4%
Allstate	57,029	11,870,586
American International Group	161,988	13,858,073
Berkshire Hathaway, Cl B *	20,821	10,465,676
Cincinnati Financial	56,029	9,150,656
CME Group, Cl A	33,148	9,052,056
Old Republic International	114,632	5,231,805

THE ADVISORS’ INNER CIRCLE FUND III	GQG US
EQUITY ETF
DECEMBER 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Progressive	91,342	$20,800,400
		80,429,252
Health Care — 9.6%
Cigna Group	64,630	17,788,115
Johnson & Johnson	73,573	15,225,932
		33,014,047
Information Technology — 2.2%
Accenture, Cl A	27,812	7,461,960

Utilities — 22.5%
American Electric Power	137,716	15,880,032
American Water Works	73,910	9,645,255
Atmos Energy	22,612	3,790,450
CenterPoint Energy	190,388	7,299,476
Duke Energy	82,869	9,713,075
Exelon	221,658	9,662,072
NextEra Energy	112,621	9,041,214
PPL	145,051	5,079,686
Xcel Energy	97,166	7,176,681
		77,287,941
TOTAL UNITED STATES		315,473,343
Total Common Stock
(Cost $333,932,028)		345,363,434

Total Investments— 100.6%
(Cost $333,932,028)		$345,363,434

Percentages are based on Net Assets of $343,457,017.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GQG-QH-007-0100